Issuance of Ordinary Shares From Equity Offering - Additional Information (Detail)	12 Months Ended	2 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2013 Public USD ($)	Dec. 31, 2013 Public CNY	Dec. 31, 2013 Public USD ($)	Dec. 31, 2013 Public CNY
Class of Stock [Line Items]
Number of American Depository Shares issued		1,426,000	1,426,000
Number of ordinary shares	15,293,000	$ 7,130,000
Total proceeds received from equity offering		4,403,000	26,944,000	3,671,000	22,482,000
Net proceeds received from equity offering				$ 2,493,000	15,293,000